Taxes (Reconciliation Of Unrecognized Tax Benefits From Continuing Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Income Tax Disclosure [Abstract]
Unrecognized tax benefit, beginning of year	$ 611	$ 795	$ 1,019
Increases related to prior year tax positions	88	87	101
Decreases related to prior year tax positions	(232)	(162)	(61)
Increases related to current year tax positions	431	56	199
Settlements during the period	(80)	(161)	(453)
Lapse in statutes of limitations	0	(4)	(10)
Unrecognized tax benefit, end of year	$ 818	$ 611	$ 795